united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	4/30

Date of reporting period:	4/30/25

Item 1. Reports to Stockholders.

(a)

Toews Hedged Oceana Fund

 (THIDX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Toews Hedged Oceana Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Hedged Oceana Fund	$132	1.26%

How did the Fund perform during the reporting period?

Performance Overview:

The Fund returned 9.18%, underperforming the MSCI EAFE Net Index, which rose 12.57% over the same period.

Key Performance Drivers:

The Fund was positioned defensively during a key period of international equity recovery. From November 1, 2024, to January 10, 2025, the fund helped mitigate losses as markets declined. However, between January 13 and January 31, 2025, the MSCI EAFE Index rebounded sharply by 6.86%, while the Fund remained out of the market due to its risk-managed strategy. This delayed re-entry was a key detractor to relative performance.

Strategic Techniques:

The Fund follows a rules-based system that responds to price trends by exiting declining markets and re-entering after a recovery threshold is met. When indicators show a market downturn, the fund reallocates to defensive positions, including cash or short-term instruments. This strategy helps limit drawdowns but may result in underperformance during abrupt market recoveries, as re-entry points are deliberately conservative to manage risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Toews Hedged Oceana Fund
MSCI EAFE Index
$20,000
$15,000
$10,000
$5,000
$0
$16,993
$12,231
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Toews Hedged Oceana Fund	MSCI EAFE Index
Apr-2015	$10,000	$10,000
Apr-2016	$9,630	$9,068
Apr-2017	$9,686	$10,092
Apr-2018	$10,370	$11,557
Apr-2019	$10,196	$11,185
Apr-2020	$9,940	$9,917
Apr-2021	$11,795	$13,871
Apr-2022	$10,565	$12,741
Apr-2023	$10,848	$13,814
Apr-2024	$11,203	$15,096
Apr-2025	$12,231	$16,993

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Toews Hedged Oceana Fund	9.18%	4.24%	2.03%
MSCI EAFE Index	12.57%	11.37%	5.45%

Fund Statistics

Net Assets	$25,061,273
Number of Portfolio Holdings	2
Advisory Fee (net of waivers)	$194,166
Portfolio Turnover	150%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.9%
Purchased Options	0.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Equity
98.1%
Future Option
0.1%
Other Assets in Excess of Liabilities
1.8%

Value	Value
Other Assets in Excess of Liabilities	1.8%
Future Option	0.1%
Equity	98.1%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE Developed Markets ETF	98.1%
CME E-Mini Standard & Poor's 500 Index Future, 06/20/25 3750.0 Put	0.1%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Toews Hedged Oceana Fund - Fund (THIDX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://toewscorp.com/equity-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-THIDX

Toews Hedged U.S. Fund

 (THLGX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Toews Hedged U.S. Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Hedged U.S. Fund	$124	1.25%

How did the Fund perform during the reporting period?

Performance Overview:

The Fund returned –2.94%, underperforming the S&P 500 Total Return Index, which gained 12.10%.

Key Performance Drivers:

Multiple tactical shifts and the cost of put options were the primary contributors to underperformance. The Fund exited the equity market at various points due to elevated volatility and macro uncertainty, including around the February 2025 peak, which was followed by a sharp drawdown through early April. While this helped limit drawdowns in April, re-entries occurred at higher levels, missing parts of the recovery.

Strategic Techniques:

The Fund used equity index futures and options to tactically adjust exposure. The aggregate bond allocation used when not in cash or T-bills contributed marginally to downside protection but detracted during equity rallies.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Toews Hedged U.S. Fund
Nasdaq-100® Total Return Index
S&P 500® Index
$55,000
$45,000
$35,000
$25,000
$15,000
$5,000
-$5,000
$48,884
$31,955
$15,580
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Toews Hedged U.S. Fund	Nasdaq-100® Total Return Index	S&P 500® Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$8,516	$9,959	$10,121
Apr-2017	$9,091	$12,969	$11,934
Apr-2018	$9,475	$15,510	$13,517
Apr-2019	$10,946	$18,473	$15,341
Apr-2020	$11,920	$21,595	$15,474
Apr-2021	$15,134	$33,521	$22,589
Apr-2022	$14,362	$31,304	$22,637
Apr-2023	$14,340	$32,552	$23,240
Apr-2024	$16,051	$43,221	$28,507
Apr-2025	$15,580	$48,884	$31,955

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Toews Hedged U.S. Fund	-2.94%	5.50%	4.53%
Nasdaq-100® Total Return Index	13.10%	17.75%	17.20%
S&P 500® Index	12.10%	15.61%	12.32%

Fund Statistics

Net Assets	$56,425,423
Number of Portfolio Holdings	1
Advisory Fee (net of waivers)	$547,403
Portfolio Turnover	427%

Asset Weighting (% of total investments)

Value	Value
U.S. Government & Agencies	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	8.0%
U.S. Treasury Obligations	92.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.245%, 05/15/25	92.0%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Toews Hedged U.S. Fund - Fund (THLGX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://toewscorp.com/equity-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-THLGX

Toews Hedged U.S. Opportunity Fund

 (THSMX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Toews Hedged U.S. Opportunity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Hedged U.S. Opportunity Fund	$120	1.26%

How did the Fund perform during the reporting period?

Performance Overview:

This Fund returned –8.84%, compared to the S&P 500 Index return of 12.10% and the Morningstar U.S. Small Cap Total Return Index return of 2.94%.

Key Performance Drivers:

A structural underweight to large-cap equities and an overweight to small- and mid-cap names, both of which underperformed, impacted overall performance. The Morningstar U.S. Small Cap Index underperformed the S&P 500 by 9.16 percentage points, contributing to relative weakness. Additionally, frequent entry and exit actions in a volatile environment added drag.

Strategic Techniques:

The Fund follows a rules-based tactical allocation framework designed to manage risk and reduce exposure during declining markets. It utilizes equity index futures and options to dynamically adjust equity exposure, reallocating to defensive assets such as cash or short-term instruments when indicators signal increased market volatility or downside risk. Re-entry is triggered when price trends stabilize and confirm recovery. A defining feature of the Fund is its strategic focus on small- and mid-cap equities, which can offer enhanced growth potential but also tend to be more sensitive to macroeconomic stress. This structural tilt can increase the impact of market timing, amplifying both the benefits of successful downside avoidance and the costs of delayed re-entry during recovery phases.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Toews Hedged U.S. Opportunity Fund	Morningstar US Small Cap TR USD	S&P 500® Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$8,647	$9,632	$10,121
Apr-2017	$8,675	$11,670	$11,934
Apr-2018	$8,750	$12,776	$13,517
Apr-2019	$9,388	$13,588	$15,341
Apr-2020	$9,649	$11,209	$15,474
Apr-2021	$13,877	$19,342	$22,589
Apr-2022	$11,646	$16,592	$22,637
Apr-2023	$10,504	$16,364	$23,240
Apr-2024	$11,649	$18,792	$28,507
Apr-2025	$10,620	$19,346	$31,955

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The MorningStar U.S. Small Cap Total Return Index to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR U.S. SMALL CAP TOTAL RETURN INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Toews Hedged U.S. Opportunity Fund	-8.84%	1.94%	0.60%
Morningstar US Small Cap TR USD	2.94%	11.53%	6.82%
S&P 500® Index	12.10%	15.61%	12.32%

Fund Statistics

Net Assets	$29,360,406
Number of Portfolio Holdings	1
Advisory Fee (net of waivers)	$353,099
Portfolio Turnover	422%

Asset Weighting (% of total investments)

Value	Value
U.S. Government & Agencies	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.6%
U.S. Treasury Obligations	88.4%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.245%, 05/15/25	88.4%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Toews Hedged U.S. Opportunity Fund - Fund (THSMX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://toewscorp.com/equity-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-THSMX

Toews Tactical Defensive Alpha Fund

 (TTDAX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Toews Tactical Defensive Alpha Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Tactical Defensive Alpha Fund	$125	1.25%

How did the Fund perform during the reporting period?

Performance Overview:

The Fund returned 0.13%, trailing the S&P 500 Total Return Index, which gained 12.10%.

Key Performance Drivers:

Between the February 19, 2025 peak and the April 8 trough, the S&P 500 declined by –18.75%, while the Fund limited losses to –10.47%, underscoring the effectiveness of its long put option hedges and income generation from written spreads. While these protections temporarily dampened performance during brief market rebounds and periods of sideways trading, they played a central role in reducing downside volatility. The tradeoff was short-term underperformance during transitional phases, but the strategy remains positioned to benefit from more sustained recoveries while maintaining a disciplined risk-managed approach.

Strategic Techniques:

Following the November 1, 2024 strategy realignment, the Fund focused on large-cap U.S. equities with downside protection from puts and offsetting option premium income via put spread sales. This more rules-based framework was designed to reduce prior years’ tracking error.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Toews Tactical Defensive Alpha Fund
MSCI World Index
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,770
$27,207
$17,411
Jan-2016
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Toews Tactical Defensive Alpha Fund	MSCI World Index	S&P 500® Index
Jan-2016	$10,000	$10,000	$10,000
Apr-2016	$11,000	$10,675	$10,695
Apr-2017	$12,044	$12,239	$12,612
Apr-2018	$12,907	$13,857	$14,285
Apr-2019	$13,852	$14,755	$16,213
Apr-2020	$13,366	$14,164	$16,353
Apr-2021	$19,177	$20,584	$23,872
Apr-2022	$18,130	$19,860	$23,923
Apr-2023	$16,279	$20,491	$24,560
Apr-2024	$17,388	$24,258	$30,126
Apr-2025	$17,411	$27,207	$33,770

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (January 7, 2016)
Toews Tactical Defensive Alpha Fund	0.13%	5.43%	6.14%
MSCI World Index	12.16%	13.95%	11.35%
S&P 500® Index	12.10%	15.61%	13.96%

Fund Statistics

Net Assets	$52,278,495
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$473,922
Portfolio Turnover	764%

Asset Weighting (% of total investments)

Value	Value
Purchased Options	12.4%
U.S. Government & Agencies	88.4%

What did the Fund invest in?

Asset Weighting (% of net assets)

U.S. Treasury Obligations
69.7%
Future Option
9.2%
Other Assets in Excess of Liabilities
21.1%

Value	Value
Other Assets in Excess of Liabilities	21.1%
Future Option	9.2%
U.S. Treasury Obligations	69.7%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.245%, 05/15/25	69.7%
CME E-Mini Standard & Poor's 500 Index Future, 12/18/26 5850.0 Put	9.8%
CME E-Mini Standard & Poor's 500 Index Future, 06/20/25 5775.0 Call	-0.6%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Toews Tactical Defensive Alpha Fund - Fund (TTDAX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://toewscorp.com/equity-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-TTDAX

Toews Tactical Income Fund

 (THHYX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Toews Tactical Income Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Tactical Income Fund	$128	1.25%

How did the Fund perform during the reporting period?

Performance Overview:

The Fund returned 4.29%, lagging both the Bloomberg U.S. Aggregate Bond Index 8.02% and ICE BofA High Yield Cash Pay Index 8.69%.

Key Performance Drivers:

The Fund executed five complete tactical rotations out of high-yield assets into cash throughout the year. These decisions were driven by Treasury market volatility, particularly in October 2024 and again in March–April 2025, when yields rose sharply. While this helped avoid losses during the sharp bond market selloff in April 2025, whipsawing eroded returns by causing re-entries at higher levels.

Strategic Techniques:

The Fund uses an algorithmic trading model to tactically allocate among high-yield, investment-grade corporate, and government bonds. It does not track a specific index but instead seeks to maximize yield while minimizing drawdowns. Throughout the year, the Fund rotated between risk-on and defensive positions in response to credit market volatility, with multiple tactical exits during periods of stress and full exposure during more stable conditions. This disciplined, rules-based approach aims to manage downside risk while capturing opportunities in fixed income markets.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Toews Tactical Income Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA High Yield U.S. Corporates Cash Pay Index
$20,000
$15,000
$10,000
$5,000
$0
$15,984
$12,979
$11,651
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Toews Tactical Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$10,323	$10,272	$9,873
Apr-2017	$11,074	$10,357	$11,212
Apr-2018	$11,116	$10,324	$11,569
Apr-2019	$11,732	$10,870	$12,348
Apr-2020	$11,566	$12,049	$11,705
Apr-2021	$12,596	$12,017	$14,040
Apr-2022	$12,292	$10,994	$13,344
Apr-2023	$11,983	$10,947	$13,505
Apr-2024	$12,445	$10,786	$14,707
Apr-2025	$12,979	$11,651	$15,984

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Toews Tactical Income Fund	4.29%	2.33%	2.64%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
ICE BofA High Yield U.S. Corporates Cash Pay Index	8.69%	6.43%	4.80%

Fund Statistics

Net Assets	$439,122,871
Number of Portfolio Holdings	176
Advisory Fee	$4,705,885
Portfolio Turnover	380%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	26.6%
Exchange-Traded Funds	68.5%
Money Market Funds	4.9%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
71.0%
Collateral for Securities Loaned
5.1%
Consumer Discretionary
4.7%
Financials
4.3%
Communications
3.8%
Energy
3.0%
Industrials
2.6%
Health Care
2.1%
Materials
1.9%
Technology
1.8%
Utilities
1.5%
Consumer Staples
1.2%
Real Estate
0.6%
Liabilities in Excess of Other Assets
-3.6%

Value	Value
Liabilities in Excess of Other Assets	-3.6%
Real Estate	0.6%
Consumer Staples	1.2%
Utilities	1.5%
Technology	1.8%
Materials	1.9%
Health Care	2.1%
Industrials	2.6%
Energy	3.0%
Communications	3.8%
Financials	4.3%
Consumer Discretionary	4.7%
Collateral for Securities Loaned	5.1%
Fixed Income	71.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	49.2%
SPDR Bloomberg High Yield Bond ETF	9.7%
iShares iBoxx High Yield Corporate Bond ETF	8.1%
Xtrackers USD High Yield Corporate Bond ETF	2.5%
SPDR Portfolio High Yield Bond ETF	1.6%
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/37	0.7%
Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/39	0.6%
Deutsche Telekom International Finance BV, 9.250%, 06/01/32	0.6%
General Electric Company, 6.750%, 03/15/32	0.5%
MetLife, Inc., 10.750%, 08/01/39	0.5%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Toews Tactical Income Fund - Fund (THHYX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://toewscorp.com/fixed-income-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-THHYX

Toews Unconstrained Income Fund

 (TUIFX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Toews Unconstrained Income Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Unconstrained Income Fund	$128	1.25%

How did the Fund perform during the reporting period?

Performance Overview:

The Fund returned 4.16%, underperforming the Bloomberg U.S. Aggregate Bond Index, which returned 8.02%.

Key Performance Drivers:

The Fund’s diversified exposure to high-yield bonds, TIPS, CLOs, floating rate bonds, and aggregate bond ETFs was dynamically adjusted throughout the year based on market signals. Volatility in the high-yield bond market, particularly in January and March 2025, led to tactical entries and exits that resulted in a whipsaw effect, impacting performance. In contrast, stable allocations in CLOs and floating rate instruments provided consistent income but occasionally lagged in more rate-sensitive environments. The Fund’s quarterly results varied, with outperformance during some periods and underperformance during others, reflecting the market-driven nature of its tactical model.

Strategic Techniques:

The Fund utilizes an algorithmic, rules-based model to manage allocations across multiple fixed-income sectors. When fully invested, the Fund targets a 50% allocation to high-yield bonds, 25% to the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index, and 25% to the Bloomberg U.S. Aggregate Bond Index. The model may hedge or reallocate these exposures in response to market volatility, macroeconomic trends, and rate expectations. The Fund’s consistent incorporation of CLOs and floating rate bonds reflects its focus on income stability and capital preservation, while its dynamic reallocation strategy aims to mitigate drawdowns and capture fixed income opportunities as they arise.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Toews Unconstrained Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$11,795
$11,651
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Toews Unconstrained Income Fund	Bloomberg U.S. Aggregate Bond Index
Apr-2015	$10,000	$10,000
Apr-2016	$10,172	$10,272
Apr-2017	$10,773	$10,357
Apr-2018	$10,447	$10,324
Apr-2019	$10,915	$10,870
Apr-2020	$10,882	$12,049
Apr-2021	$11,456	$12,017
Apr-2022	$11,144	$10,994
Apr-2023	$11,068	$10,947
Apr-2024	$11,325	$10,786
Apr-2025	$11,795	$11,651

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Toews Unconstrained Income Fund	4.16%	1.63%	1.66%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%

Fund Statistics

Net Assets	$52,017,955
Number of Portfolio Holdings	6
Advisory Fee (net of waivers)	$303,027
Portfolio Turnover	380%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	60.2%
Money Market Funds	18.2%
U.S. Government & Agencies	21.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
66.6%
U.S. Treasury Obligations
23.9%
Collateral for Securities Loaned
20.2%
Liabilities in Excess of Other Assets
-10.7%

Value	Value
Liabilities in Excess of Other Assets	-10.7%
Collateral for Securities Loaned	20.2%
U.S. Treasury Obligations	23.9%
Fixed Income	66.6%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
iShares iBoxx High Yield Corporate Bond ETF	25.1%
SPDR Bloomberg High Yield Bond ETF	24.9%
United States Treasury Bill, 4.220%, 06/17/25	23.9%
iShares Core U.S. Aggregate Bond ETF	8.3%
Vanguard Total Bond Market ETF	8.3%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Toews Unconstrained Income Fund - Fund (TUIFX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://toewscorp.com/fixed-income-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-TUIFX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor ARE independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 $95,500 2024 $95,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 $23,400 2024 $23,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

TOEWS TACTICAL INCOME FUND
TOEWS HEDGED OCEANA FUND
TOEWS HEDGED U.S. FUND
TOEWS HEDGED U.S. OPPORTUNITY FUND
TOEWS UNCONSTRAINED INCOME FUND
TOEWS TACTICAL DEFENSIVE ALPHA FUND

Annual Financial Statements and Additional Information
April 30, 2025

Investor Information: 1-877-558-6397

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 71.0%
	FIXED INCOME – 71.0%
5,900,000	iShares Broad USD High Yield Corporate Bond ETF(a)				$215,940,000
450,000	iShares iBoxx High Yield Corporate Bond ETF(a)				35,370,000
450,000	SPDR Bloomberg High Yield Bond ETF				42,619,500
300,000	SPDR Portfolio High Yield Bond ETF				6,975,000
300,000	Xtrackers USD High Yield Corporate Bond ETF				10,809,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $312,353,465)				311,713,500

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 27.5%
	AEROSPACE & DEFENSE — 0.8%
255,000	Bombardier, Inc.(b)		7.8750	04/15/27	255,798
800,000	Rolls-Royce PLC(b)		5.7500	10/15/27	821,272
500,000	Spirit AeroSystems, Inc.(b)		9.7500	11/15/30	552,452
750,000	TransDigm, Inc.		5.5000	11/15/27	747,148
750,000	TransDigm, Inc.(b)		6.7500	08/15/28	766,080
					3,142,750
	ASSET MANAGEMENT — 0.1%
400,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		9.0000	06/15/30	378,338

	AUTOMOTIVE — 1.0%
500,000	Aston Martin Capital Holdings Ltd.(b)		10.0000	03/31/29	430,090
1,000,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	988,437
750,000	Ford Motor Credit Company, LLC		7.3500	11/04/27	772,218
1,500,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	1,770,651
600,000	Tenneco, Inc.(b)		8.0000	11/17/28	573,782
					4,535,178
	BANKING — 1.3%
1,000,000	Bank of America Corporation		7.7500	05/14/38	1,170,874
1,000,000	Barclays PLC(c)	H15T1Y + 3.500%	7.4370	11/02/33	1,115,162
1,000,000	Citigroup, Inc.		8.1250	07/15/39	1,236,596
750,000	HSBC Holdings PLC(c)	SOFRRATE + 4.250%	8.1130	11/03/33	853,544

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.5% (Continued)
	BANKING — 1.3% (Continued)
1,000,000	Lloyds Banking Group PLC(c)	H15T1Y + 3.750%	7.9530	11/15/33	$1,136,854
					5,513,030
	BEVERAGES — 0.8%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	2,540,120
1,000,000	PepsiCo, Inc.		7.0000	03/01/29	1,104,045
					3,644,165
	BIOTECH & PHARMA — 0.6%
500,000	Bausch Health Companies, Inc.(b)		11.0000	09/30/28	471,275
1,000,000	Jazz Securities DAC(b)		4.3750	01/15/29	949,754
500,000	Merck & Company, Inc.		6.5000	12/01/33	561,156
650,000	Organon & Company / Organon Foreign Debt Co-Issuer(b)		5.1250	04/30/31	546,016
					2,528,201
	CABLE & SATELLITE — 1.4%
350,000	Altice Financing S.A.(b)		5.7500	08/15/29	258,590
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)		5.1250	05/01/27	987,031
1,250,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)		4.7500	03/01/30	1,179,898
750,000	CSC Holdings, LLC(b)		11.7500	01/31/29	710,151
1,250,000	Directv Financing, LLC / Directv Financing, Inc.(b)		5.8750	08/15/27	1,209,558
900,000	DISH Network Corporation(b)		11.7500	11/15/27	947,228
1,000,000	Sirius XM Radio, Inc.(b)		4.0000	07/15/28	938,363
					6,230,819
	CHEMICALS — 0.4%
400,000	Olympus Water US Holding Corporation(b)		9.7500	11/15/28	417,214
550,000	Tronox, Inc.(b)		4.6250	03/15/29	443,394
350,000	Windsor Holdings III, LLC(b)		8.5000	06/15/30	368,771
600,000	WR Grace Holdings, LLC(b)		5.6250	08/15/29	530,207
					1,759,586
	COMMERCIAL SUPPORT SERVICES — 0.1%
400,000	Allied Universal Holdco, LLC(b)		7.8750	02/15/31	409,008

	CONSTRUCTION MATERIALS — 0.3%
500,000	Quikrete Holdings, Inc.(b)		6.3750	03/01/32	503,709
850,000	Standard Industries, Inc.(b)		4.3750	07/15/30	793,614
					1,297,323

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.5% (Continued)
	CONTAINERS & PACKAGING — 0.4%
400,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance PLC(b)		4.0000	09/01/29	$350,376
700,000	Mauser Packaging Solutions Holding Company(b)		7.8750	08/15/26	690,373
500,000	Mauser Packaging Solutions Holding Company(b)		7.8750	04/15/27	502,242
					1,542,991
	DIVERSIFIED INDUSTRIALS — 0.5%
2,000,000	General Electric Company		6.7500	03/15/32	2,238,146

	E-COMMERCE DISCRETIONARY — 0.2%
800,000	Rakuten Group, Inc.(b)		9.7500	04/15/29	846,279

	ELECTRIC UTILITIES — 1.4%
1,000,000	Appalachian Power Company		7.0000	04/01/38	1,113,553
600,000	Calpine Corporation(b)		5.1250	03/15/28	594,806
1,000,000	Dominion Energy, Inc.		7.0000	06/15/38	1,112,811
700,000	FirstEnergy Corporation		4.1500	07/15/27	691,740
400,000	Lightning Power, LLC(b)		7.2500	08/15/32	415,216
190,000	PG&E Corporation		5.0000	07/01/28	185,454
750,000	Progress Energy, Inc.		7.7500	03/01/31	858,175
600,000	Talen Energy Supply, LLC(b)		8.6250	06/01/30	640,994
400,000	Vistra Operations Company, LLC(b)		7.7500	10/15/31	423,228
					6,035,977
	ELECTRICAL EQUIPMENT — 0.2%
500,000	Emerald Debt Merger Sub, LLC(b)		6.6250	12/15/30	507,658
500,000	Vertical US Newco, Inc.(b)		5.2500	07/15/27	493,003
					1,000,661
	ENGINEERING & CONSTRUCTION — 0.1%
400,000	Fluor Corporation		4.2500	09/15/28	386,551

	ENTERTAINMENT CONTENT — 0.2%
750,000	Univision Communications, Inc.(b)		7.3750	06/30/30	685,391

	FOOD — 0.3%
750,000	Kraft Heinz Foods Company		6.8750	01/26/39	830,815

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.5% (Continued)
	FOOD — 0.3% (Continued)
350,000	Viking Baked Goods Acquisition Corporation(b)		8.6250	11/01/31	$332,705
					1,163,520
	GAS & WATER UTILITIES — 0.1%
500,000	Atmos Energy Corporation		5.4500	10/15/32	517,883

	HEALTH CARE FACILITIES & SERVICES — 0.9%
650,000	CHS/Community Health Systems, Inc.(b)		10.8750	01/15/32	671,506
1,000,000	DaVita, Inc.(b)		4.6250	06/01/30	928,997
500,000	Encompass Health Corporation		4.7500	02/01/30	486,280
1,000,000	Tenet Healthcare Corporation		6.1250	10/01/28	999,503
900,000	Tenet Healthcare Corporation		6.1250	06/15/30	904,093
					3,990,379
	INDUSTRIAL SUPPORT SERVICES — 0.3%
650,000	United Rentals North America, Inc.		3.8750	11/15/27	628,552
750,000	United Rentals North America, Inc.		5.2500	01/15/30	742,035
					1,370,587
	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
150,000	Coinbase Global, Inc.(b)		3.3750	10/01/28	138,184
3,000,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	3,218,943
250,000	Jane Street Group / JSG Finance, Inc.(b)		4.5000	11/15/29	237,922
500,000	Jefferies Financial Group, Inc.		6.4500	06/08/27	516,903
750,000	Morgan Stanley		7.2500	04/01/32	855,386
					4,967,338
	INSURANCE — 1.0%
300,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer(b)		6.7500	10/15/27	298,157
550,000	Genworth Holdings, Inc.		6.5000	06/15/34	513,116
300,000	HUB International Ltd.(b)		7.2500	06/15/30	311,339
350,000	HUB International Ltd.(b)		7.3750	01/31/32	360,976
300,000	Jones Deslauriers Insurance Management, Inc.(b)		8.5000	03/15/30	316,573
1,700,000	MetLife, Inc.		10.7500	08/01/39	2,217,996
400,000	Panther Escrow Issuer, LLC(b)		7.1250	06/01/31	410,174
					4,428,331
	INTERNET MEDIA & SERVICES — 0.3%
500,000	Netflix, Inc.		5.8750	11/15/28	527,382

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.5% (Continued)
	INTERNET MEDIA & SERVICES — 0.3% (Continued)
1,000,000	Uber Technologies, Inc.(b)		4.5000	08/15/29	$986,367
					1,513,749
	LEISURE FACILITIES & SERVICES — 2.4%
500,000	1011778 BC ULC / New Red Finance, Inc.(b)		3.8750	01/15/28	480,565
750,000	1011778 BC ULC / New Red Finance, Inc.(b)		4.0000	10/15/30	683,503
340,000	Caesars Entertainment, Inc.(b)		8.1250	07/01/27	341,290
500,000	Caesars Entertainment, Inc.(b)		7.0000	02/15/30	511,679
500,000	Carnival Corporation(b)		6.0000	05/01/29	497,660
900,000	Hilton Domestic Operating Company, Inc.(b)		3.6250	02/15/32	796,974
1,000,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(b)		4.7500	06/01/27	998,410
700,000	Las Vegas Sands Corporation		3.9000	08/08/29	650,269
1,200,000	Live Nation Entertainment, Inc.(b)		6.5000	05/15/27	1,213,756
850,000	Melco Resorts Finance Ltd.(b)		5.3750	12/04/29	770,932
750,000	Midwest Gaming Borrower, LLC(b)		4.8750	05/01/29	708,471
750,000	Royal Caribbean Cruises Ltd.(b)		6.2500	03/15/32	761,453
500,000	Royal Caribbean Cruises Ltd.(b)		6.0000	02/01/33	501,744
700,000	Sands China Ltd.		5.1250	08/08/25	699,356
850,000	Wynn Macau Ltd.(b)		5.6250	08/26/28	811,912
					10,427,974
	MACHINERY — 0.1%
600,000	Hillenbrand, Inc.		3.7500	03/01/31	521,484

	MEDICAL EQUIPMENT & DEVICES — 0.7%
950,000	Boston Scientific Corporation		7.3750	01/15/40	1,121,618
750,000	Koninklijke Philips N.V.		6.8750	03/11/38	812,125
1,000,000	Medline Borrower, L.P.(b)		3.8750	04/01/29	934,954
					2,868,697
	METALS & MINING — 0.5%
500,000	FMG Resources August 2006 Pty Ltd.(b)		4.3750	04/01/31	452,943
750,000	Novelis Corporation(b)		4.7500	01/30/30	698,064
1,000,000	Vale Overseas Ltd.		8.2500	01/17/34	1,177,169
					2,328,176
	OIL & GAS PRODUCERS — 2.2%
500,000	Apache Corporation		5.1000	09/01/40	405,655
400,000	Cheniere Energy, Inc.		4.6250	10/15/28	395,891

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.5% (Continued)
	OIL & GAS PRODUCERS — 2.2% (Continued)
1,150,000	Chesapeake Energy Corporation(b)		6.7500	04/15/29	$1,159,207
750,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)		5.5000	06/15/31	721,153
500,000	New Fortress Energy, Inc.(b)		6.5000	09/30/26	410,051
500,000	NFE Financing, LLC(b)		12.0000	11/15/29	350,425
750,000	Occidental Petroleum Corporation		6.1250	01/01/31	757,872
1,000,000	Occidental Petroleum Corporation		6.4500	09/15/36	975,266
650,000	PBF Holding Company, LLC / PBF Finance Corporation		6.0000	02/15/28	574,331
500,000	Rockcliff Energy II, LLC(b)		5.5000	10/15/29	463,168
600,000	Southwestern Energy Company		4.7500	02/01/32	563,531
1,000,000	Tosco Corporation		8.1250	02/15/30	1,145,121
1,250,000	Venture Global LNG, Inc.(b)		8.3750	06/01/31	1,209,707
500,000	Venture Global LNG, Inc.(b)		9.8750	02/01/32	508,495
					9,639,873
	OIL & GAS SERVICES & EQUIPMENT — 0.8%
1,000,000	Nabors Industries, Inc.(b)		9.1250	01/31/30	906,134
800,000	Transocean, Inc.(b)		8.7500	02/15/30	782,740
500,000	Transocean, Inc.		7.5000	04/15/31	356,290
750,000	USA Compression Partners LP / USA Compression Finance Corporation(b)		7.1250	03/15/29	759,050
400,000	Valaris Ltd.(b)		8.3750	04/30/30	375,066
500,000	Weatherford International Ltd.(b)		8.6250	04/30/30	495,695
					3,674,975
	PUBLISHING & BROADCASTING — 0.3%
500,000	Gray Media, Inc.(b)		10.5000	07/15/29	513,312
700,000	News Corporation(b)		3.8750	05/15/29	658,961
					1,172,273
	REAL ESTATE INVESTMENT TRUSTS — 0.5%
500,000	Iron Mountain, Inc.(b)		5.2500	07/15/30	484,854
400,000	MPT Operating Partnership, L.P. / MPT Finance Corporation		3.5000	03/15/31	265,493
300,000	Service Properties Trust(b)		8.6250	11/15/31	318,768
750,000	Simon Property Group, L.P.		6.7500	02/01/40	835,108
478,000	Uniti Group, L.P. / Uniti Group Finance Inc / CSL CSL Capital, LLC(b)		10.5000	02/15/28	507,923
					2,412,146
	RETAIL - DISCRETIONARY — 1.1%
400,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.(b)		5.3750	03/01/29	368,843

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.5% (Continued)
	RETAIL - DISCRETIONARY — 1.1% (Continued)
650,000	Builders FirstSource, Inc.(b)		4.2500	02/01/32	$586,922
321,000	Carvana Company(b)		14.0000	06/01/31	360,586
800,000	Hertz Corporation (The)(b)		12.6250	07/15/29	779,152
800,000	Kohl’s Corporation		4.6250	05/01/31	503,554
650,000	Macy’s Retail Holdings, LLC(b)		5.8750	03/15/30	605,953
800,000	PetSmart, Inc. / PetSmart Finance Corporation(b)		7.7500	02/15/29	746,118
500,000	Saks Global Enterprises, LLC(b)		11.0000	12/15/29	302,242
800,000	Staples, Inc.(b)		10.7500	09/01/29	699,750
					4,953,120
	SOFTWARE — 1.0%
500,000	AthenaHealth Group, Inc.(b)		6.5000	02/15/30	478,335
650,000	Cloud Software Group, Inc.(b)		6.5000	03/31/29	650,646
400,000	McAfee Corporation(b)		7.3750	02/15/30	346,150
3,000,000	Microsoft Corporation		2.9210	03/17/52	1,996,987
1,000,000	UKG, Inc.(b)		6.8750	02/01/31	1,029,459
					4,501,577
	SPECIALTY FINANCE — 0.8%
400,000	Ally Financial, Inc.		6.7000	02/14/33	397,501
350,000	Freedom Mortgage Holdings, LLC(b)		9.2500	02/01/29	355,569
850,000	Nationstar Mortgage Holdings, Inc.(b)		5.5000	08/15/28	845,609
300,000	Nationstar Mortgage Holdings, Inc.(b)		7.1250	02/01/32	311,531
300,000	Navient Corporation		5.5000	03/15/29	284,396
600,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer(b)		3.8750	03/01/31	542,392
800,000	Starwood Property Trust, Inc.(b)		4.3750	01/15/27	784,741
					3,521,739
	STEEL — 0.3%
700,000	Cleveland-Cliffs, Inc(b)		6.7500	04/15/30	674,759
750,000	Cleveland-Cliffs, Inc.(b)		7.0000	03/15/32	703,830
					1,378,589
	TECHNOLOGY HARDWARE — 0.4%
750,000	Dell International, LLC / EMC Corporation		8.1000	07/15/36	882,589
500,000	Seagate HDD Cayman		9.6250	12/01/32	565,075
500,000	Xerox Holdings Corporation(b)		5.5000	08/15/28	321,317
					1,768,981

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.5% (Continued)
	TECHNOLOGY SERVICES — 0.4%
500,000	Block, Inc.		3.5000	06/01/31	$446,198
400,000	GTCR W-2 Merger Sub, LLC(b)		7.5000	01/15/31	422,425
500,000	Neptune Bidco US, Inc.(b)		9.2900	04/15/29	445,613
500,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.(b)		6.7500	08/15/32	507,395
					1,821,631
	TELECOMMUNICATIONS — 1.6%
250,000	CenturyLink, Inc.(b)		4.5000	01/15/29	199,903
2,000,000	Deutsche Telekom International Finance BV		9.2500	06/01/32	2,474,635
1,100,000	EchoStar Corporation		10.7500	11/30/29	1,164,288
1,250,000	Intelsat Jackson Holdings S.A.(b)		6.5000	03/15/30	1,232,741
300,000	Level 3 Financing, Inc.(b)		11.0000	11/15/29	335,625
1,000,000	Sprint Capital Corporation		8.7500	03/15/32	1,199,349
400,000	Windstream Escrow, LLC / Windstream Escrow Finance Corporation(b)		8.2500	10/01/31	409,852
					7,016,393
	TRANSPORTATION & LOGISTICS — 0.5%
333,333	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.5000	04/20/26	331,599
750,000	Canadian Pacific Railway Company		7.1250	10/15/31	839,871
400,000	Delta Air Lines, Inc.		3.7500	10/28/29	371,379
400,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(b)		9.8750	09/20/31	368,781
400,000	United Airlines, Inc.(b)		4.6250	04/15/29	376,682
					2,288,312
	WHOLESALE - CONSUMER STAPLES — 0.1%
400,000	US Foods Inc(b)		4.7500	02/15/29	388,236

	TOTAL CORPORATE BONDS (Cost $121,454,883)				120,810,357

	SHORT-TERM INVESTMENTS — 5.1%
	COLLATERAL FOR SECURITIES LOANED - 5.1%
22,296,400	State Street Institutional US Government Money, Premier Class, 4.33% (Cost $22,296,400)(d),(e)				22,296,400

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Fair Value
TOTAL INVESTMENTS – 103.6% (Cost $456,104,748)	$454,820,257
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)%	(15,697,386)
NET ASSETS - 100.0%	$439,122,871

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Societe Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	- United States SOFR Secured Overnight Financing Rate

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2025 was $21,722,400.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $64,507,502 or 14.7% of net assets.

(c)	Variable rate security; the rate shown represents the rate on April 30, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $22,296,400 at April 30, 2025.

(e)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY – 98.1%
464,800	Vanguard FTSE Developed Markets ETF					$24,573,976

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,148,260)

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
92	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/20/2025	$3,750	$25,700,200	$20,930
	TOTAL PUT OPTIONS PURCHASED (Cost - $78,200)

	TOTAL INVESTMENTS - 98.2% (Cost $23,226,460)					$24,594,906
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%					466,367
	NET ASSETS - 100.0%					$25,061,273

ETF	- Exchange-Traded Fund

EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

See accompanying notes to financial statements.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 92.0%
	U.S. TREASURY BILLS — 92.0%
52,000,000	United States Treasury Bill(a)	4.2450	05/15/25	$51,914,865
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $51,916,533)

	TOTAL INVESTMENTS – 92.0% (Cost $51,916,533)			$51,914,865
	OTHER ASSETS IN EXCESS OF LIABILITIES – 8.0%			4,510,558
	NET ASSETS - 100.0%			$56,425,423

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

See accompanying notes to financial statements.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 88.4%
	U.S. TREASURY BILLS — 88.4%
26,000,000	United States Treasury Bill(a)	4.2450	05/15/25	$25,957,432
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $25,958,266)

	TOTAL INVESTMENTS – 88.4% (Cost $25,958,266)			$25,957,432
	OTHER ASSETS IN EXCESS OF LIABILITIES – 11.6%			3,402,974
	NET ASSETS - 100.0%			$29,360,406

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

See accompanying notes to financial statements.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 66.6%
	FIXED INCOME - 66.6%
43,800	iShares Core U.S. Aggregate Bond ETF			$4,337,076
166,000	iShares iBoxx High Yield Corporate Bond ETF(a)			13,047,600
137,000	SPDR Bloomberg High Yield Bond ETF			12,975,270
58,700	Vanguard Total Bond Market ETF			4,314,450
	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,678,271)			34,674,396

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 23.9%
	U.S. TREASURY BILLS — 23.9%
12,500,000	United States Treasury Bill(b)	4.2200	06/17/25	12,431,050
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $12,432,682)

Shares
	SHORT-TERM INVESTMENTS — 20.2%
	COLLATERAL FOR SECURITIES LOANED - 20.2%
10,484,500	State Street Institutional US Government Money, Premier Class, 4.33% (Cost $10,484,500)(c),(d)			10,484,500

	TOTAL INVESTMENTS – 110.7% (Cost $57,595,453)			$57,589,946
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.7)%			(5,571,991)
	NET ASSETS - 100.0%			$52,017,955

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2025 was $10,218,000.

(b)	Zero coupon bond. Rate shown is discount rate at time of purchase.

(c)	Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $10,484,500 at April 30, 2025.

(d)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 69.7%
	U.S. TREASURY BILLS — 69.7%
36,500,000	United States Treasury Bill(a)	4.2450	05/15/25	$36,440,241
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $36,441,412)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 9.8%
	PUT OPTIONS PURCHASED - 9.8%
182	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/18/2026	$5,850	$52,875,550	$5,107,375
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,341,609)

	TOTAL INVESTMENTS – 79.5% (Cost $39,783,021)					$41,547,616
	CALL OPTIONS WRITTEN - (0.6)% (Premiums received - $375,639)					(337,125)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 21.1%					11,068,004
	NET ASSETS - 100.0%					$52,278,495

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS WRITTEN - (0.6)%
	CALL OPTIONS WRITTEN - (0.6)%
87	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/20/2025	$5,775	$24,303,450	$337,125
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $375,639)

OPEN FUTURES CONTRACTS
Number of					Fair Value and Unrealized
Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Depreciation
190	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/23/2025	$53,076,500	$(941,972)
	TOTAL FUTURES CONTRACTS

EDF - ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities
April 30, 2025

	Toews Tactical		Toews Hedged	Toews Hedged
	Income		Oceana	U.S.
	Fund		Fund	Fund
ASSETS:
Investments, at cost	$456,104,748		$23,226,460	$51,916,533
Investments, at fair value	$454,820,257	*	$24,594,906	$51,914,865
Cash and cash equivalents	5,294,857		155,231	4,918,261
Cash deposit with broker - futures margin balance	2,979		370,204	11,700
Dividends and interest receivable	2,212,656		720	14,638
Receivable for Fund shares sold	119,643		1,430	30,284
Prepaid expenses and other assets	18,169		6,511	8,608
Total Assets	462,468,561		25,129,002	56,898,356

LIABILITIES:
Collateral for securities loaned	22,296,400		—	—
Payable for Fund shares redeemed	513,494		32,063	413,422
Accrued advisory fees	364,220		8,616	31,647
Payable to related parties	94,860		2,753	5,545
Audit and tax fees	20,778		19,360	19,478
Accrued expenses and other liabilities	55,938		4,937	2,841
Total Liabilities	23,345,690		67,729	472,933

Net Assets	$439,122,871		$25,061,273	$56,425,423

NET ASSETS CONSIST OF:
Paid in capital	$508,198,818		$27,967,681	$66,676,975
Accumulated losses	(69,075,947)		(2,906,408)	(10,251,552)
Net Assets	$439,122,871		$25,061,273	$56,425,423
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	44,755,439		2,551,481	4,450,930
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$9.81		$9.82	$12.68

*	Includes Securities Loaned $21,722,400.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Continued)
April 30, 2025

	Toews Hedged	Toews		Toews Tactical
	U.S. Opportunity	Unconstrained Income		Defensive Alpha
	Fund	Fund		Fund
ASSETS:
Investments, at cost	$25,958,266	$57,595,453		$39,783,021
Investments, at fair value	$25,957,432	$57,589,946	*	$41,547,616
Cash and cash equivalents	3,389,526	21,644,196		9,004,716
Cash deposit with broker - futures margin balance	65,044	—		3,047,846
Receivable for Fund shares sold	2,745	2,918		16,590
Dividends and interest receivable	9,784	32,997		21,651
Prepaid expenses and other assets	6,804	5,779		10,416
Total Assets	29,431,335	79,275,836		53,648,835

LIABILITIES:
Options Contracts Written at Value (premiums received of $0, $0 and $375,639 respectively)	—	—		337,125
Collateral on securities loaned	—	10,484,500		—
Payable for Fund shares redeemed	27,748	36,070		28,851
Unrealized depreciation from open futures contracts	—	—		941,972
Payable for securities purchased	—	16,656,612		—
Accrued advisory fees	12,791	44,750		35,603
Audit and tax fees	19,519	20,779		19,004
Payable to related parties	5,939	13,489		6,138
Accrued expenses and other liabilities	4,932	1,681		1,647
Total Liabilities	70,929	27,257,881		1,370,340

Net Assets	$29,360,406	$52,017,955		$52,278,495

NET ASSETS CONSIST OF:
Paid in capital	$53,382,096	$60,391,042		$73,456,347
Accumulated losses	(24,021,690)	(8,373,087)		(21,177,852)
Net Assets	$29,360,406	$52,017,955		$52,278,495
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,265,851	5,694,938		5,445,239
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$8.99	$9.13		$9.60

*	Includes Securities Loaned $10,218,000.

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Year Ended April 30, 2025

	Toews Tactical	Toews Hedged	Toews Hedged
	Income	Oceana	U.S.
	Fund	Fund	Fund
Investment Income:
Interest income	$9,847,295	$348,116	$2,203,746
Dividend income	20,211,930	551,387	595,836
Securities lending income, net	185,112	—	—
Total Investment Income	30,244,337	899,503	2,799,582

Operating Expenses:
Investment advisory fees	4,705,885	320,786	669,972
Third party administrative servicing fees	458,589	37,979	75,297
Administration fees	354,871	45,478	67,366
Fund accounting fees	104,868	7,066	14,799
Transfer agent fees	49,106	6,395	9,837
Printing expenses	41,666	8,169	25,624
Registration fees	41,502	41,805	32,758
Compliance officer fees	35,544	9,209	11,250
Legal fees	31,516	9,500	10,750
Audit and tax fees	20,748	19,398	19,496
Trustees’ fees	16,661	16,611	16,662
Insurance expenses	8,512	2,735	3,681
Interest expenses	1,595	2,121	2,856
Miscellaneous expenses	7,300	2,000	2,000
Total Operating Expenses	5,878,363	529,252	962,348

Less: Expenses waived by Adviser	—	(126,620)	(122,569)
Net Operating Expenses	5,878,363	402,632	839,779

Net Investment Income	24,365,974	496,871	1,959,803

Realized and Unrealized Gain (Loss) on Investments, Options Purchased, and Futures Contracts
Net realized gain (loss) on:
Investments	(901,793)	2,994,699	(2,230,422)
Options Purchased	—	(131,877)	145,399
Futures contracts	(2,793,185)	—	(1,306,629)
Net change in unrealized appreciation (depreciation) on:
Investments	89,617	(687,966)	(1,473)
Options Purchased	—	(46,872)	—
Futures contracts	(413,586)	—	—
Net Realized and Unrealized Gain (Loss) on Investments Options Purchased, and Futures Contracts	(4,018,947)	2,127,984	(3,393,125)

Net Increase (Decrease) in Net Assets Resulting From Operations	$20,347,027	$2,624,855	$(1,433,322)

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2025

	Toews Hedged	Toews	Toews Tactical
	U.S. Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund
Investment Income:
Interest income	$1,520,763	$248,839	$1,456,266
Dividend income	432,909	1,934,324	726,476
Securities lending income, net	—	39,037	—
Total Investment Income	1,953,672	2,222,200	2,182,742

Operating Expenses:
Investment advisory fees	470,951	409,560	563,820
Administration fees	56,955	46,301	62,203
Third party administrative servicing fees	56,295	40,106	54,382
Registration fees	28,996	27,093	24,996
Audit and tax fees	19,496	20,748	18,996
Trustees’ fees	16,612	16,611	16,600
Printing expenses	11,842	18,136	5,643
Fund accounting fees	10,919	8,791	12,476
Compliance officer fees	10,235	9,496	10,569
Legal fees	10,000	9,750	10,400
Transfer agent fees	8,028	7,263	8,606
Interest expenses	3,867	—	2,327
Insurance expenses	2,746	2,784	3,399
Miscellaneous expenses	2,500	2,200	2,200
Total Operating Expenses	709,442	618,839	796,617

Less: Expenses waived by Adviser	(117,852)	(106,533)	(89,898)
Net Operating Expenses	591,590	512,306	706,719

Net Investment Income	1,362,082	1,709,894	1,476,023

Realized and Unrealized Gain (Loss) on Investments Options Purchased, and Futures Contracts:
Net realized gain (loss) on:
Investments	(1,647,163)	(205,486)	2,358,343
Options Purchased	(10,873)	—	(389,937)
Options Written	1,257,557	—	118,647
Futures contracts	(4,173,783)	—	(3,066,931)
Distributions of capital gains from underlying investment companies	—	1,034	—
Net change in unrealized appreciation (depreciation) on:
Investments	(679)	11,563	(897,518)
Options Purchased	—	—	1,770,705
Options Written	—	—	38,514
Futures contracts	—	—	(941,972)
Net Realized and Unrealized Loss on Investments Options Purchased, and Futures Contracts	(4,574,941)	(192,889)	(1,010,149)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(3,212,859)	$1,517,005	$465,874

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Income		Toews Hedged Oceana
	Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Operations:
Net investment income	$24,365,974	$26,340,137	$496,871	$1,244,799
Net realized gain (loss) on investments, options purchased, options written and futures contracts	(3,694,978)	(6,144,706)	2,862,822	2,090,055
Net change in unrealized depreciation on investments, options purchased and futures contracts	(323,969)	(1,295,000)	(734,838)	(2,138,104)
Net increase in net assets resulting from operations	20,347,027	18,900,431	2,624,855	1,196,750

Dividends and Distributions to Shareholders:
Distributions paid	(24,423,238)	(26,124,808)	(999,313)	(767,342)
Total Dividends and Distributions to Shareholders	(24,423,238)	(26,124,808)	(999,313)	(767,342)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	113,985,327	86,955,059	2,902,528	8,909,978
Reinvestment of dividends and distributions	23,073,244	25,017,685	988,354	757,268
Cost of shares redeemed	(177,438,812)	(211,130,744)	(19,289,482)	(19,818,315)
Net decrease in net assets from share transactions of beneficial interest	(40,380,241)	(99,158,000)	(15,398,600)	(10,151,069)

Total Decrease in Net Assets	(44,456,452)	(106,382,377)	(13,773,058)	(9,721,661)

Net Assets:
Beginning of year	483,579,323	589,961,700	38,834,331	48,555,992
End of year	$439,122,871	$483,579,323	$25,061,273	$38,834,331

Share Activity:
Shares Sold	11,262,375	8,774,775	303,201	975,910
Shares Reinvested	2,285,382	2,526,889	108,016	83,954
Shares Redeemed	(17,580,954)	(21,355,660)	(2,028,927)	(2,182,425)
Net decrease in shares of beneficial interest outstanding	(4,033,197)	(10,053,996)	(1,617,710)	(1,122,561)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged U.S.		Toews Hedged U.S. Opportunity
	Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Operations:
Net investment income	$1,959,803	$2,896,172	$1,362,082	$2,041,533
Net realized gain (loss) on investments, options purchased, options written and futures contracts	(3,391,652)	10,066,958	(4,574,262)	5,606,199
Net change in unrealized depreciation on investments, options purchased and futures contracts	(1,473)	(4,588,250)	(679)	(1,344,338)
Net increase (decrease) in net assets resulting from operations	(1,433,322)	8,374,880	(3,212,859)	6,303,394

Distributions to Shareholders:
Distributions paid	(2,279,911)	(2,671,368)	(2,041,154)	(443,921)
Total Dividends and Distributions to Shareholders	(2,279,911)	(2,671,368)	(2,041,154)	(443,921)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	14,939,379	57,462,011	7,803,042	17,664,020
Reinvestment of dividends and distributions	2,229,061	2,612,677	2,024,568	439,624
Cost of shares redeemed	(29,580,161)	(76,589,033)	(32,735,869)	(28,931,220)
Net decrease in net assets from share transactions of beneficial interest	(12,411,721)	(16,514,345)	(22,908,259)	(10,827,576)

Total Decrease in Net Assets	(16,124,954)	(10,810,833)	(28,162,272)	(4,968,103)

Net Assets:
Beginning of year	72,550,377	83,361,210	57,522,678	62,490,781
End of year	$56,425,423	$72,550,377	$29,360,406	$57,522,678

Share Activity:
Shares Sold	1,100,195	4,384,368	772,722	1,831,749
Shares Reinvested	166,846	199,594	210,673	42,435
Shares Redeemed	(2,175,391)	(5,870,608)	(3,293,849)	(2,966,080)
Net decrease in shares of beneficial interest outstanding	(908,350)	(1,286,646)	(2,310,454)	(1,091,896)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained Income Fund		Toews Tactical Defensive Alpha Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Operations:
Net investment income	$1,709,894	$2,029,107	$1,476,023	$1,963,429
Net realized gain (loss) on investments, options purchased, options written and futures contracts	(205,486)	(856,912)	(979,878)	7,250,739
Distributions of capital gains from underlying investment companies	1,034	—	—	—
Net change in unrealized appreciation (depreciation) on investments, options purchased and futures contracts	11,563	(107,719)	(30,271)	(4,427,784)
Net increase in net assets resulting from operations	1,517,005	1,064,476	465,874	4,786,384

Dividends and Distributions to Shareholders:
Distributions paid	(1,709,537)	(2,017,593)	(1,609,123)	(1,851,959)
Total Dividends and Distributions to Shareholders	(1,709,537)	(2,017,593)	(1,609,123)	(1,851,959)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	24,362,049	8,926,663	13,858,660	6,304,738
Reinvestment of dividends and distributions	1,687,978	1,990,105	1,598,774	1,820,703
Cost of shares redeemed	(15,635,884)	(22,610,850)	(25,224,713)	(56,189,145)
Net increase (decrease) in net assets from share transactions of beneficial interest	10,414,143	(11,694,082)	(9,767,279)	(48,063,704)

Total Increase (Decrease) in Net Assets	10,221,611	(12,647,199)	(10,910,528)	(45,129,279)

Net Assets:
Beginning of year	41,796,344	54,443,543	63,189,023	108,318,302
End of year	$52,017,955	$41,796,344	$52,278,495	$63,189,023

Share Activity:
Shares Sold	2,627,349	971,416	1,373,145	648,816
Shares Reinvested	181,837	217,038	159,082	186,166
Shares Redeemed	(1,685,284)	(2,461,251)	(2,471,651)	(5,834,938)
Net increase (decrease) in shares of beneficial interest outstanding	1,123,902	(1,272,797)	(939,424)	(4,999,956)

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year		For the Year		For the Year	For the Year
	Ended		Ended		Ended		Ended	Ended
	April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021
Net asset value, beginning of year	$9.91		$10.03		$10.61		$11.10	$10.47

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.52		0.49		0.31		0.19	0.29
Net realized and unrealized gain (loss) on investments	(0.09)		(0.11)		(0.58)		(0.45)	0.63
Total from investment operations	0.43		0.38		(0.27)		(0.26)	0.92

LESS DISTRIBUTIONS:
From net investment income	(0.53)		(0.50)		(0.31)		(0.23)	(0.29)
Total distributions	(0.53)		(0.50)		(0.31)		(0.23)	(0.29)

Net asset value, end of year	$9.81		$9.91		$10.03		$10.61	$11.10

Total return (b)	4.29%		3.85%		(2.51	)% (c)	(2.41)%	8.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$439,123		$483,579		$589,962		$661,269	$686,463
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (f)	1.23	% (f)	1.21	% (f)	1.21%	1.18%
Expenses, before reimbursement (d)	1.25	% (f)	1.23	% (f)	1.21	% (f)	1.21%	1.18%
Net investment income, net of reimbursement (d,e)	5.18%		4.96%		3.06%		1.74%	2.65%
Portfolio turnover rate	380%		465%		1026%		790%	797%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (d)	1.25%	1.23%	1.21%
Expenses, before reimbursement (d)	1.25%	1.23%	1.21%

See accompanying notes to financial statements.

Toews Hedged Oceana Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022		April 30, 2021
Net asset value, beginning of year	$9.31		$9.18		$8.94		$10.26		$8.67

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.15		0.26		0.08		(0.04)		0.01
Net realized and unrealized gain (loss) on investments	0.68		0.03	(f)	0.16		(1.02)		1.61
Total from investment operations	0.83		0.29		0.24		(1.06)		1.62

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.16)		—		—		(0.03)
From net realized gains on investments	—		—		—		(0.26)		—
Total distributions	(0.32)		(0.16)		—		(0.26)		(0.03)

Net asset value, end of year	$9.82		$9.31		$9.18		$8.94		$10.26

Total return (b)	9.18%		3.27%		2.68%		(10.43)%		18.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$25,061		$38,834		$48,556		$65,239		$56,889
Ratios to average net assets
Expenses, net of reimbursement (c)	1.26	% (e)	1.25	% (e)	1.25	% (e)	1.26	% (e)	1.26	% (e)
Expenses, before reimbursement (c)	1.66	% (e)	1.49	% (e)	1.40	% (e)	1.36	% (e)	1.36	% (e)
Net investment Income (loss), net of reimbursement (c,d)	1.55%		2.80%		0.88%		(0.40)%		0.06%
Portfolio turnover rate	150%		138%		259%		433%		421%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.65%	1.49%	1.40%	1.35%	1.35%

(f)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statement of operations due to the share transactions for the period.

See accompanying notes to financial statements.

Toews Hedged U.S. Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year		For the Year		For the Year	For the Year
	Ended		Ended		Ended		Ended	Ended
	April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021
Net asset value, beginning of year	$13.54		$12.54		$12.56		$15.00	$12.87

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.40		0.44		0.12		(0.05)	0.02
Net realized and unrealized gain (loss) on investments	(0.77)		1.04		(0.14)		(0.59)	3.41
Total from investment operations	(0.37)		1.48		(0.02)		(0.64)	3.43

LESS DISTRIBUTIONS:
From net investment income	(0.49)		(0.48)		—		—	(0.13)
From net realized gains on investments	—		—		—		(1.75)	(1.17)
From return of capital	—		—		—		(0.05)	—
Total distributions	(0.49)		(0.48)		—		(1.80)	(1.30)

Net asset value, end of year	$12.68		$13.54		$12.54		$12.56	$15.00

Total return (b)	(2.94)%		11.93%		(0.16)%		(5.10)%	26.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$56,425		$72,550		$83,361		$124,788	$149,040
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25	% (e)	1.25	% (e)	1.25%	1.25%
Expenses, before reimbursement (c)	1.43	% (e)	1.37	% (e)	1.33	% (e)	1.26%	1.32%
Net investment income (loss), net of reimbursement (c,d)	2.93%		3.31%		1.02%		(0.35)%	0.12%
Portfolio turnover rate	427%		3133%		0%		443%	438%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.43%	1.37%	1.33%

See accompanying notes to financial statements.

Toews Hedged U.S. Opportunity Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022		April 30, 2021
Net asset value, beginning of year	$10.32		$9.37		$10.39		$14.56		$10.18

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.29		0.32		0.10		(0.05)		0.01
Net realized and unrealized gain (loss) on investments	(1.17)		0.70		(1.12)		(2.17)		4.44
Total from investment operations	(0.88)		1.02		(1.02)		(2.22)		4.45

LESS DISTRIBUTIONS:
From net investment income	(0.45)		(0.07)		(0.00	) (b)	(0.00	) (b)	(0.07)
From net realized gains on investments	—		—		—		(1.95)		—
Total distributions	(0.45)		(0.07)		(0.00)		(1.95)		(0.07)

Net asset value, end of year	$8.99		$10.32		$9.37		$10.39		$14.56

Total return (c)	(8.84)%		10.90%		(9.80)%		(16.08)%		43.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$29,360		$57,523		$62,491		$97,855		$97,972
Ratios to average net assets
Expenses, net of reimbursement (d)	1.26	% (f)	1.25	% (f)	1.25	% (f)	1.26	% (f)	1.25%
Expenses, before reimbursement (d)	1.51	% (f)	1.41	% (f)	1.34	% (f)	1.31	% (f)	1.28%
Net investment income (loss), net of reimbursement (d,e)	2.90%		3.25%		0.98%		(0.39)%		0.05%
Portfolio turnover rate	422%		3059%		0%		433%		429%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Represents less than $0.01 per share.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (d)	1.50%	1.41%	1.34%	1.30%

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
Net asset value, beginning of year	$9.14	$9.32	$9.60	$10.04	$9.69

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.39	0.39	0.21	0.15	0.16
Net realized and unrealized gain (loss) on investments	(0.01)	(0.18)	(0.28)	(0.42)	0.35
Total from investment operations	0.38	0.21	(0.07)	(0.27)	0.51

LESS DISTRIBUTIONS:
From net investment income	(0.39)	(0.39)	(0.19)	(0.17)	(0.16)
From net realized gains on investments	—	—	—	—	(0.00	) (e)
From return of capital	—	—	(0.02)	—	—
Total distributions	(0.39)	(0.39)	(0.21)	(0.17)	(0.16)

Net asset value, end of year	$9.13	$9.14	$9.32	$9.60	$10.04

Total return (b)	4.16%	2.32%	(0.68)%	(2.73)%	5.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$52,018	$41,796	$54,444	$64,595	$65,700
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.51%	1.44%	1.38%	1.33%	1.33%
Net investment income, net of reimbursement (c,d)	4.17%	4.21%	2.21%	1.51%	1.56%
Portfolio turnover rate	380%	722%	691%	651%	566%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year		For the Year		For the Year	For the Year
	Ended		Ended		Ended		Ended	Ended
	April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021
Net asset value, beginning of year	$9.90		$9.51		$10.70		$14.39	$10.44

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.27		0.23		0.13		0.02	0.03
Net realized and unrealized gain (loss) on investments	(0.24)		0.41		(1.22)		(0.65)	4.45
Total from investment operations	0.03		0.64		(1.09)		(0.63)	4.48

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.25)		(0.10)		—	(0.07)
From net realized gains on investments	—		—		—		(3.06)	(0.46)
Total distributions	(0.33)		(0.25)		(0.10)		(3.06)	(0.53)

Net asset value, end of year	$9.60		$9.90		$9.51		$10.70	$14.39

Total return (b)	0.13%		6.81%		(10.21)%		(5.46)%	43.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$52,278		$63,189		$108,318		$125,951	$137,789
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25	% (e)	1.26	% (e)	1.25%	1.25%
Expenses, before reimbursement (c)	1.41	% (e)	1.34	% (e)	1.29	% (e)	1.24%	1.23%
Net investment Income, net of reimbursement (c,d)	2.62%		2.40%		1.27%		0.16%	0.15%
Portfolio turnover rate	764%		669%		610%		1003%	943%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.41%	1.34%	1.28%

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements
April 30, 2025

NOTE 1. ORGANIZATION

The Toews Tactical Income Fund (the “Tactical Income Fund”), Toews Hedged Oceana Fund (the “Oceana Fund”), Toews Hedged U.S. Fund (the “U.S. Fund”), Toews Hedged U.S. Opportunity Fund (the “Opportunity Fund”), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) and Toews Tactical Defensive Alpha Fund (the “Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Oceana Fund, U.S. Opportunity Fund and Unconstrained Income Fund are “fund of funds” in that each Fund will generally invest in other investment companies.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Tactical Income Fund	High Level of Current Income
Oceana Fund	Long Term Growth of Capital
U.S. Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Funds have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2025

sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that Funds have the ability to access.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2025

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectuses for a full listing of risks associated with these investments. The following tables summarize the inputs used as of April 30, 2025 for the Funds’ assets and liabilities measured at fair value:

Tactical Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$311,713,500	$—	$—	$311,713,500
Corporate Bonds	—	120,810,357	—	120,810,357
Collateral For Securities Loaned	22,296,400	—	—	22,296,400
Total	$334,009,900	$120,810,357	$—	$454,820,257

Oceana Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$24,573,976	$—	$—	$24,573,976
Future Options Purchased	20,930	—	—	20,930
Total	$24,594,906	$—	$—	$24,594,906

U.S. Fund

Assets*	Level 1	Level 2	Level 3	Total
US Government & Agencies	$—	$51,914,865	$—	$51,914,865
Total	$—	$51,914,865	$—	$51,914,865

Opportunity Fund

Assets*	Level 1	Level 2	Level 3	Total
US Government & Agencies	$—	$25,957,432	$—	$25,957,432
Total	$—	$25,957,432	$—	$25,957,432

Unconstrained Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$34,674,396	$—	$—	$34,674,396
US Government & Agencies	—	12,431,050	—	12,431,050
Collateral For Securities Loaned	10,484,500	—	—	10,484,500
Total	$45,158,896	$12,431,050	$—	$57,589,946

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2025

Defensive Alpha Fund

Assets*	Level 1	Level 2	Level 3	Total
US Government & Agencies	$—	$36,440,241	$—	$36,440,241
Future Options Purchased	5,107,375	—	—	5,107,375
Total	$5,107,375	$36,440,241	$—	$41,547,616
Liabilities*	Level 1	Level 2	Level 3	Total
Future Optiones Written	$337,125	$—	$—	$337,125
Long Futures Contracts	941,972	—	—	941,972
Total	$1,279,097	$—	$—	$1,279,097

*	Refer to the Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

Exchange Traded Funds (“ETFs”) - The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk - ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Securities Lending Risk - The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market Risk - Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash or U.S. government securities which are classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ schedules of investments.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2025

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of April 30, 2025, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the year ended April 30, 2025, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures, options purchased, and options written subject to equity price risk (interest rate risk for Tactical Income Fund) amounted to the following:

Futures

			Statements of
			Operations
		Statements of Assets	Change in	Statements of
		and Liabilities	Unrealized
		Unrealized Appreciation	Appreciation	Operations
		(Depreciation)	(Depreciation) on	Realized Loss on
Fund	Risk Type	from Futures Contracts	Futures Contracts	Futures Contracts
Tactical Income Fund	Interest Rate Risk	$ —	$ (413,586)	$ (2,793,185)
U.S. Fund	Equity Price Risk	—	—	(1,306,629)
Opportunity Fund	Equity Price Risk	—	—	(4,173,783)
Defensive Alpha Fund	Equity Price Risk	(941,972)	(941,972)	(3,066,931)

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2025

Options Purchased

			Statements of	Statements of
		Statements of Assets	Operations	Operations
		and Liabilities	Change in Unrealized	Realized Gain
		Investments, at Fair	Appreciation on	(Loss) on Options
Fund	Risk Type	Value	Options Purchased	Purchased
Oceana Fund	Equity Price Risk	$ 20,930	$ (46,872)	$ (131,877)
U.S. Fund	Equity Price Risk	—	—	145,399
Opportunity Fund	Equity Price Risk	—	—	(10,873)
Defensive Alpha Fund	Equity Price Risk	5,107,375	1,770,705	(389,937)

Options Written

			Statements of	Statements of
		Statements of Assets	Operations	Operations
		and Liabilities	Change in Unrealized	Realized Gain
		Options Written, at	Appreciation on	(Loss) on Options
Fund	Risk Type	Fair Value	Options Written	Written
Opportunity Fund	Equity Price Risk	$—	$—	$1,257,557
Defensive Alpha Fund	Equity Price Risk	(337,125)	38,514	118,647

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2025.

Oceana Fund

					Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Option Purchased at Fair Value	EDF & MAN Capital Markets	$20,930	(1)	$—	$20,930	$—	$—	$20,930
		$20,930		$—	$20,930	$—	$—	$20,930

Defensive Alpha Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Option Purchased at Fair Value	EDF & MAN Capital Markets	$5,107,375	(1)	$—		$5,107,375	$—	$—		$5,107,375
Options Written at Fair Value	EDF & MAN Capital Markets	—		(337,125	) (1)	(337,125)	—	337,125	(2)	—
Future Contracts	EDF & MAN Capital Markets	—		(941,972	) (1)	(941,972)	—	941,972	(2)	—
		$5,107,375		$(1,279,097)		$3,828,278	$—	$1,279,097		$5,107,375

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2025

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2022, to April 30, 2024, or expected to be taken in the Funds’ April 30, 2025, year-end tax returns. The Funds identify their major tax jurisdictions as United States Federal and Ohio. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each Fund.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2025

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) at least until August 31, 2025, so that the total annual operating expenses of the Funds do not exceed 1.25% of the Funds’ average net assets. For the year ended April 30, 2025 the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees (Waived)
Tactical Income Fund	$4,705,885	$—
Oceana Fund	320,786	(126,620)
U.S. Fund	669,972	(122,569)
Opportunity Fund	470,951	(117,852)
Unconstrained Income Fund	409,560	(106,533)
Defensive Alpha Fund	563,820	(89,898)

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2026	April 30, 2027	April 30, 2028	Total
Oceana Fund	$86,133	$105,734	$126,620	$318,487
U.S. Fund	80,122	100,892	122,569	303,583
Opportunity Fund	79,131	97,449	117,852	294,432
Unconstrained Income Fund	77,308	93,180	106,533	277,021
Defensive Alpha Fund	30,942	71,059	89,898	191,899

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). For the year ended April 30, 2025, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the year ended April 30, 2025 amounted to the following:

Fund	Purchases	Sales
Tactical Income Fund	$1,646,938,945	$1,470,614,369
Oceana Fund	38,194,000	54,188,035
U.S. Fund	56,755,475	54,525,092
Opportunity Fund	40,738,171	39,091,891
Unconstrained Income Fund	143,316,259	126,218,439
Defensive Alpha Fund	141,901,606	205,842,787

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2025

NOTE 5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2025, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Tactical Income Fund	$461,481,168	$1,869,153	$(8,530,064)	$(6,660,911)
Oceana Fund	23,169,190	1,482,986	(57,270)	1,425,716
U.S. Fund	51,916,533	—	(1,668)	(1,668)
Opportunity Fund	25,958,266	—	(834)	(834)
Unconstrained Income Fund	58,122,405	48,346	(580,805)	(532,459)
Defensive Alpha Fund	40,269,690	1,804,280	(1,805,451)	(1,171)

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the periods ended April 30, 2025, and April 30, 2024, was as follows:

	For the period ended April 30, 2025:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	$24,423,238	$—	$—	$—	$24,423,238
Oceana Fund	999,313	—	—	—	999,313
U.S. Fund	2,279,911	—	—	—	2,279,911
Opportunity Fund	2,041,154	—	—	—	2,041,154
Unconstrained Income Fund	1,709,537	—	—	—	1,709,537
Defensive Alpha Fund	1,609,123	—	—	—	1,609,123

	For the period ended April 30, 2024:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	$26,124,808	$—	$—	$—	$26,124,808
Oceana Fund	767,342	—	—	—	767,342
U.S. Fund	2,671,368	—	—	—	2,671,368
Opportunity Fund	443,921	—	—	—	443,921
Unconstrained Income Fund	2,017,593	—	—	—	2,017,593
Defensive Alpha Fund	1,851,959	—	—	—	1,851,959

As of April 30, 2025, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Tactical Income Fund	$3,975,702	$—	$(2,114,601)	$(64,276,137)	$—	$(6,660,911)	$(69,075,947)
Oceana Fund	496,613	—	—	(4,828,737)	—	1,425,716	(2,906,408)
U.S. Fund	417,948	—	(3,404,616)	(7,263,216)	—	(1,668)	(10,251,552)
Opportunity Fund	1,361,934	—	(3,731,610)	(21,651,180)	—	(834)	(24,021,690)
Unconstrained Income Fund	11,879	—	(75,108)	(7,777,399)	—	(532,459)	(8,373,087)
Defensive Alpha Fund	359,983	—	(3,680,321)	(17,856,343)	—	(1,171)	(21,177,852)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open 1256 futures and options.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2025

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Tactical Income Fund	$1,101
Oceana Fund	—
U.S. Fund	—
Opportunity Fund	—
Unconstrained Income Fund	—
Defensive Alpha Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Tactical Income Fund	$2,113,500
Oceana Fund	—
U.S. Fund	3,404,616
Opportunity Fund	3,731,610
Unconstrained Income Fund	75,108
Defensive Alpha Fund	3,680,321

At April 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards (“CLCF”) utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Tactical Income Fund	$63,318,705	$957,432	$64,276,137	$3,295,938
Oceana Fund	684,643	4,144,094	4,828,737	2,815,950
U.S. Fund	5,989,748	1,273,468	7,263,216	12,964
Opportunity Fund	10,911,248	10,739,932	21,651,180	—
Unconstrained Income Fund	7,777,399	—	7,777,399	174,107
Defensive Alpha Fund	9,903,344	7,952,999	17,856,343	3,576,375

NOTE 7. SECURITIES LENDING

The Income Fund and Unconstrained Income Fund have entered into a securities lending arrangement with the Securities Finance Trust Company (“SFTC”) (the “Lending Agent”). Under an agreement (the “Securities Lending Agreement”) with SFTC, the Income Fund and Unconstrained Income Fund can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Income Fund and Unconstrained Income Fund continue to receive interest or dividends on the securities loaned. The Income Fund and Unconstrained Income Fund have the right, under the Securities Lending Agreement, to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Income Fund and Unconstrained Income Fund could experience delays or losses on recovery. Additionally, the Income Fund and Unconstrained Income

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2025

Fund are subject to the risk of loss from investments made with the cash received as collateral. The Income Fund and Unconstrained Income Fund manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table sets forth the remaining contractual maturity of the collateral held by the Income Fund and Unconstrained Income Fund as of April 30, 2025:

		Overnight and	Up to	30-90	Greater than
Fund	Collateral For Securities Loaned	Continuous	30 days	days	90 Days	Total
Tactical Income Fund	State Street Institutional US Government Money Market, Premier Class	$22,296,400	$—	$—	$—	$22,296,400

Unconstrained Income Fund	State Street Institutional US Government Money Market, Premier Class	$10,484,500	$—	$—	$—	$10,484,500

At April 30, 2025, the Income Fund and Unconstrained Income Fund loaned securities and received cash collateral for the loan. This cash was invested in the State Street Institutional US Government Money Market Fund. Each Fund receives compensation relating to the lending of its securities as reflected in the Statement of Operations.

The securities loaned are noted in the Schedule of Investments. The fair value of the securities loaned for the Income Fund and Unconstrained Income Fund at April 30, 2025 were as follows.

Fair Value of
Securities Loaned
Tactical Income Fund	$21,722,400
Unconstrained Income Fund	10,218,000

The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments is cash collateral received and reinvested. As of April 30, 2025, the total collateral for securities loaned was as follows:

Collateral for
Securities Loaned
Tactical Income Fund	$22,296,400
Unconstrained Income Fund	10,484,500

These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities.

NOTE 8. BENEFICIAL OWNERSHIP

The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2025, the following entities held more than 25% of the voting securities for each Fund listed below.

Fund	Charles Schwab & Co. Inc.
Tactical Income Fund	54.16%
Oceana Fund	66.55%
U.S. Fund	62.38%
Opportunity Fund	68.44%
Unconstrained Income Fund	69.30%
Defensive Alpha Fund	53.31%

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2025

NOTE 9. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Tactical Income Fund	iShares Broad USD High Yield Corporate Bond ETF	49.2%
Oceana Fund	Vanguard FTSE Developed Markets ETF	98.1%
Unconstrained Income Fund	iShares iBoxx High Yield Corporate Bond ETF	25.1%

NOTE 10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Toews Tactical Income Fund, Toews Hedged Oceana Fund, Toews Hedged U.S. Fund, Toews Hedged U.S. Opportunity Fund, Toews Unconstrained Income Fund and Toews Tactical Defensive Alpha Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Toews Tactical Income Fund, Toews Hedged Oceana Fund, Toews Hedged U.S. Fund, Toews Hedged U.S. Opportunity Fund, Toews Unconstrained Income Fund and Toews Tactical Defensive Alpha Fund (collectively, the Funds), each a separate series of the Northern Lights Fund Trust, including the schedules of investments, as of April 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2025, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor to one or more of the Toews Funds since 2013.

Denver, Colorado

June 27, 2025

Toews Funds
Additional Information
April 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By /s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 7/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 7/3/2025

By /s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 7/3/2025